DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Cash and Cash Equivalents, at Carrying Value					$ 10,617,000	$ 10,617,000	$ 4,464,000	$ 6,021,000
Offering cost paid by sponsor					25,000
General working capital					2,603,980	2,603,980
Cash			$ 8,999
Founder Spac [Member]
Sale of units per share	$ 10.15
Transaction costs	$ 18,158,033				18,158,033
Underwriting fees	6,325,000
Deferred underwriting fees	11,068,750
Other Offering costs	764,283				764,283
Cash placed in a trust account	2,603,980
Proceeds from Initial Public Offering	$ 320,993,750		316,250,000		316,250,000	316,250,000
Business Combination, minimum amount of net tangible assets			5,000,001		5,000,001	5,000,001
Tax obligation, maximum amount			100,000		100,000	100,000
Cash and Cash Equivalents, at Carrying Value					761,605	761,605
Working capital			271,333		1,074,447	1,074,447
Offering cost paid by sponsor				$ 25,000
General working capital			2,603,980
Remaining working capital			8,999		761,605	761,605
Cash			$ 8,999		761,605	$ 761,605
IPO [Member] | Founder Spac [Member]
Sale of units in initial public offering	31,625,000	31,625,000
Sale of units per share	$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount	$ 316,250,000	$ 316,250,000
Proceeds from Initial Public Offering				$ 6,325,000	$ 6,325,000
IPO [Member] | Founder Spac [Member] | Common Class A [Member]
Sale of units in initial public offering	27,500,000
Over-Allotment Option [Member] | Founder Spac [Member]
Sale of units in initial public offering	4,125,000			4,125,000	4,125,000
Private Placement [Member] | Founder Spac [Member]
Sale of units in initial public offering	14,204,375
Sale of units per share	$ 1.00
Sale of units in initial public offering aggragate amount	$ 14,204,375